Deferred income and contract liabilities	12 Months Ended
Dec. 31, 2025
Accruals and deferred income including contract liabilities [abstract]
Disclosure of Deferred Income and Contract Liabilities Explanatory

Note 16. Deferred income and contract liabilities

Details of deferred income and contract liabilities

	As of December 31, 2024	As of December 31, 2025

	$ in thousands
Deferred revenues	112,161	96,803
Total deferred income and contract liabilities	112,161	96,803

As of December 31, 2025, the deferred revenues and contract liabilities include $96.8 million of deferred revenues related to the AZ JRCA, including upfront payments from the IIA and the SIA. Revenue recognized in the year ended December 31, 2025 that was included in the contract liability balance at the beginning of the year amounted to $36.8 million.

As of December 31, 2024, the deferred revenues and contract liabilities include $112.2 million of deferred revenues related to the AZ JRCA, including upfront payments from the IIA and the SIA. Revenue recognized in the year ended December 31, 2024 that was included in the contract liability balance at the beginning of the year amounted to $11.7 million.

The accounting treatment of the AZ JRCA, the IIA and the SIA is detailed in Note 2.6 to the consolidated financial statements "Accounting treatment of significant transactions affecting the period".